TRADE RECEIVABLES AND OTHER - Carrying Amounts of Total Trade Receivables - Net by Currency (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade receivables [line items]
Trade receivables	€ 393	€ 481
Euro
Trade receivables [line items]
Trade receivables	126	177
U.S. Dollars
Trade receivables [line items]
Trade receivables	251	284
Swiss Francs
Trade receivables [line items]
Trade receivables	3	4
Other currencies
Trade receivables [line items]
Trade receivables	€ 13	€ 16